Restatement of Previously Issued Financial Statements (Details) - Schedule of financial statements - Gx Acquisition Corp [Member] - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	May 23, 2019
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	$ 10,957,695	$ 10,965,109	$ 11,031,473	$ 10,958,780	$ 11,037,233	$ 10,965,109	$ 11,037,233	$ 10,957,695	$ 10,958,780	$ 14,222,974	$ 11,041,594	$ 10,812,500
Class A Common Stock Subject to Possible Redemption	276,407,327	276,444,848	276,588,435	274,806,490	273,685,323	276,444,848	273,685,323	276,407,327	274,806,490	272,933,454	275,563,755	273,048,700
Class A Common Stock	151	148	151	145	145	148	145	151	145	186	147	145
Additional Paid-in Capital	1,643,686	1,606,168	1,462,578	3,244,529	4,365,696	1,606,168	4,365,696	1,643,686	3,244,529	5,117,524	2,487,262	5,002,319
(Accumulated Deficit) Retained Earnings	3,355,448	3,392,972	3,536,560	1,754,608	633,441	3,392,972	633,441	3,355,448	1,754,608	(118,424)	2,511,873	(3,182)
Number of Class A shares subject to redemption	27,239,680	27,268,699	27,243,425	27,299,778	27,297,161	27,268,699	27,297,161	27,239,680	27,299,778	26,894,145	27,283,483	27,304,870
Net income (loss)	$ (37,524)	$ (143,588)	$ 1,024,687	$ 1,121,167	634,660	$ 881,099	$ 634,539	$ 843,575	1,755,706	$ (2,630,297)	2,512,971
Initial classification of common stock subject to possible redemption					$ 273,048,700				$ 273,048,700		$ 273,048,700
Change in value of common stock subject to possible redemption (in Shares)			1,024,680		636,623	881,093		843,572	1,757,790	(2,630,301)	2,515,055
Weighted average shares outstanding, basic and diluted (in Shares)	8,668,801	8,694,075	8,654,017	8,640,339	7,258,681	8,674,046	7,378,674	8,672,285	7,803,850	8,678,704	8,015,444
Basic and diluted net loss per common share (in Dollars per share)					$ 0.00
Basic and diluted net income per share, Non-redeemable common stock (in Dollars per share)				$ (0.01)					$ (0.02)		$ (0.03)
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.01)			$ (0.03)	$ 0.00	$ (0.05)		$ (0.45)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	$ 34,340,000	$ 23,792,500	$ 11,826,250	$ 12,895,000	$ 21,017,500	$ 23,792,500	$ 21,017,500	$ 34,340,000	$ 12,895,000	$ 63,800,000	$ 17,170,000	21,655,000
Class A Common Stock Subject to Possible Redemption	(34,340,000)	(23,792,500)	(11,826,250)	(12,895,000)	(21,017,500)	(23,792,500)	(21,017,500)	(34,340,000)	(12,895,000)	(63,799,997)	(17,170,000)	(21,655,000)
Class A Common Stock	338	235	116	128	210	235	210	338	128	629	170	217
Additional Paid-in Capital	13,803,863	3,256,466	(343,377)	(2,125,328)	481,491	3,256,466	481,491	13,803,863	(2,125,328)	43,263,569	1,368,061	1,118,984
(Accumulated Deficit) Retained Earnings	(13,804,201)	(3,256,701)	343,261	2,125,200	(481,701)	(3,256,701)	(481,701)	(13,804,201)	2,125,200	(43,264,201)	1,367,891	(1,119,201)
Number of Class A shares subject to redemption	(3,384,174)	(2,346,908)	(1,164,863)	(1,281,013)	(2,096,269)	(2,346,908)	(2,096,269)	(3,384,174)	(1,281,013)	(6,286,684)	(1,699,997)	(2,165,500)
Net income (loss)	$ (10,547,500)	$ (11,966,250)	5,343,750	$ 8,122,500	(481,701)	(6,622,500)	$ (256,701)	(17,170,000)	7,640,799	(46,630,000)	3,365,799
Non-cash compensation expense related to private placement warrants					280,000				280,000		280,000
Allocation of initial public offering costs to derivative liability					839,201				839,201		839,201
Initial classification of warrant liability					21,655,000				21,655,000		21,655,000
Change in fair value of warrant liability			$ (5,343,750)			$ 6,622,500		$ 17,170,000		$ 46,630,000
Initial classification of common stock subject to possible redemption					$ (21,655,000)				$ (21,655,000)		$ (21,655,000)
Change in value of common stock subject to possible redemption (in Shares)			5,343,750		637,500	(6,622,500)		(17,170,000)	8,760,000	(46,629,997)	4,485,000
Weighted average shares outstanding, basic and diluted (in Shares)	(8,668,801)	(8,694,075)	(8,654,017)	(8,640,339)	7,258,681	(8,674,046)	(7,378,674)	(8,672,285)	(7,803,850)	(8,678,704)	(8,015,444)
Basic and diluted net loss per common share (in Dollars per share)					$ 0.00
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	$ 24,921,791	$ 26,078,562	$ 25,583,486	$ 25,200,892	$ 10,497,759	$ 25,831,024	$ 25,139,370	$ 25,525,734	$ 25,182,909	$ 25,105,895	$ 25,529,300
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.04	$ 0.05	$ 0.06	$ 0.04	$ 0.02	$ 0.04	$ 0.07	$ 0.04	$ 0.10
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	12,081,995	9,858,938	10,354,014	10,736,608	8,162,955	10,106,476	7,833,309	10,411,766	8,811,710	10,831,605	9,090,741
Basic and diluted net income per share, Non-redeemable common stock (in Dollars per share)				$ 0.76					$ 0.88		$ 0.40
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.86)	$ (1.21)	$ 0.52		$ (0.06)	$ (0.64)	$ (0.06)	$ (1.68)		$ (4.09)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	$ 45,297,695	$ 34,757,609	$ 22,857,723	$ 23,853,780	$ 32,054,733	$ 34,757,609	$ 32,054,733	$ 45,297,695	$ 23,853,780	$ 78,022,974	$ 28,211,594	32,467,500
Class A Common Stock Subject to Possible Redemption	242,067,327	252,652,348	264,762,185	261,911,490	252,667,823	252,652,348	252,667,823	242,067,327	261,911,490	209,133,457	258,393,755	251,393,700
Class A Common Stock	489	383	267	273	355	383	355	489	273	815	317	362
Additional Paid-in Capital	15,447,549	4,862,634	1,119,201	1,119,201	4,847,187	4,862,634	4,847,187	15,447,549	1,119,201	48,381,093	1,119,201	6,121,303
(Accumulated Deficit) Retained Earnings	(10,448,753)	136,271	3,879,821	3,897,808	151,740	136,271	151,740	(10,448,753)	3,897,808	(43,382,625)	3,879,764	(1,122,383)
Number of Class A shares subject to redemption	23,855,506	24,921,791	26,078,562	26,018,765	25,200,892	24,921,791	25,200,892	23,855,506	26,018,765	20,607,461	25,583,486	$ 25,139,370
Net income (loss)	(10,585,024)	(12,109,838)	6,368,437	9,243,667	152,959	(5,741,401)	377,838	(16,326,425)	9,396,505	(49,260,297)	5,878,770
Non-cash compensation expense related to private placement warrants					280,000				280,000		280,000
Allocation of initial public offering costs to derivative liability					839,201				839,201		839,201
Initial classification of warrant liability					21,655,000				21,655,000		21,655,000
Change in fair value of warrant liability			$ (5,343,750)			$ 6,622,500		$ 17,170,000		$ 46,630,000
Initial classification of common stock subject to possible redemption					$ 251,393,700				$ 251,393,700		$ 251,393,700
Change in value of common stock subject to possible redemption (in Shares)			6,368,430		1,274,123	(5,741,407)		(16,326,428)	10,517,790	(49,260,298)	7,000,055
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	$ 24,921,791	$ 26,078,562	$ 25,583,486	$ 25,200,892	$ 10,497,759	$ 25,831,024	$ 25,139,370	$ 25,525,734	$ 25,182,909	$ 25,105,895	$ 25,529,300
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.04	$ 0.05	$ 0.06	$ 0.04	$ 0.02	$ 0.04	$ 0.07	$ 0.04	$ 0.10
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	12,081,995	9,858,938	10,354,014	10,736,608	8,162,955	10,106,476	7,833,309	10,411,766	8,811,710	10,831,605	9,090,741
Basic and diluted net income per share, Non-redeemable common stock (in Dollars per share)				$ 0.75					$ 0.86		$ 0.37
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.88)	$ (1.23)	$ 0.51		$ (0.06)	$ (0.67)	$ (0.06)	$ (1.68)		$ (4.64)